Provisions and other current liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2025	2024[1]

Provisions for deductions from revenue	7 809	7 004

Accruals for compensation and benefits, including social security	2 251	2 181

Accruals for royalties	1 234	1 099

Accrued expenses	1 045	901

Accruals for taxes other than income taxes	612	626

Restructuring provisions	332	424

Contingent consideration [2]	215	281

Accrued interests on financial debts	201	169

Other provisions and other current liabilities	1 289	1 369

Total provisions and other current liabilities	14 988	14 054

[1] In 2025, certain previously disclosed provisions and current liabilities items were included within the line Other provisions and other current liabilities. 2024 was reclassified to conform with 2025 presentation.

[2] Note 28 provides additional disclosures related to contingent consideration.
Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
(USD millions)	2025	2024	2023

January 1	7 004	6 315	6 732

Provisions related to discontinued operations [1]			-1 415

Effect of currency translation and business acquisitions and divestments	348	-197	68

Payments/utilizations	-24 944	-19 829	-16 703

Adjustments of prior years charged to income statement	-389	-315	-206

Current year income statement charge	25 818	21 157	17 798

Change in provisions offset against gross trade receivables	-28	-127	41

December 31	7 809	7 004	6 315

[1] Represents the provision for deductions from revenue at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

The provisions for deductions from revenue include specific healthcare plans and program rebates as well as non-healthcare plans and program-related rebates, returns and other deductions. The provisions for deductions from revenue are adjusted to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these deductions from revenue.
Restructuring provisions movements
(USD millions)	2025	2024	2023

January 1	424	703	1 131

Provisions related to discontinued operations [1]			-51

Additions to provisions	364	362	658

Cash payments	-403	-514	-816

Releases of provisions	-58	-100	-193

Transfers	-32		- 57

Currency translation effects	37	-27	31

December 31	332	424	703

[1] Represents the restructuring provisions at January 1, 2023, related to the Sandoz business reported as discontinued operations. Notes 1, 2 and 29 provide disclosures related to discontinued operations.

Restructuring provisions are recognized for the direct expenditure arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in “Other expense” in the consolidated income statements and release of provisions are included in “Other income” in the consolidated income statements.
In 2025, additions to provisions of USD 364 million were mainly related to initiatives to streamline business processes and organizational structures, and to focus resources on priority brands.
In 2024, additions to provisions of USD 362 million were mainly related to the continuation of the initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.
In 2023, additions to provisions of USD 658 million were mainly related to the continuation of the initiative announced in April 2022 to implement a new streamlined organizational model designed to support innovation, growth and productivity.